DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
(16)	DISCONTINUED OPERATIONS

The Company completed the sale of all of the fixed and intangible assets of its rotational compounding business in Australia for $3.0 million on September 3, 2013. The operating results for this business were previously included in the Company’s specialty powders product family within the APAC segment.

The following summarizes select financial information included in income (loss) from discontinued operations:

	Three months ended November 30,
	2014	2013
	(In thousands)
Net sales	$—	$1,288
Income (loss) from discontinued operations, net of tax	$(10)	$2,655

During the three months ended November 30, 2013, the Company recorded a gain on the sale of assets of $3.0 million. Income taxes were minimal for all periods presented.

NOTE 19 — DISCONTINUED OPERATIONS

The Company completed the sale of all of the fixed and intangible assets of its rotational compounding business in Australia for $3.0 million on September 3, 2013. The operating results for this business were previously included in the Company’s specialty powders product family within the APAC segment. The assets and liabilities of this business were classified as held for sale in the Company’s consolidated balance sheet as of August 31, 2013 and included in prepaid expenses and other current assets and other accrued liabilities, respectively.

The following summarizes select financial information included in net earnings from discontinued operations:

	Year ended August 31,
	2014	2013	2012
	(In thousands)
Net sales	$1,372	$30,009	$25,482
Income (loss) from discontinued operations, net of tax	$3,202	$(6,671)	$(860)

During fiscal 2014, the Company recorded a gain on the sale of assets of $3.4 million. The results for fiscal 2013 include an impairment charge of $4.0 million which represented the difference between the estimated fair market value and the carrying value of the net assets. The estimated fair value was determined based on expected sale price. Income taxes were minimal for all periods presented.